TRANSAMERICA FUNDS
Supplement dated September 30, 2008 to the Prospectus dated September 15, 2008
Transamerica WMC Emerging Markets
The following information supplements and amends information concerning Transamerica WMC Emerging Markets in the Prospectus:
     Effective September 30, 2008, Transamerica WMC Emerging Markets has commenced operations.
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Investors Should Retain this Supplement for Future Reference